Stockholders' Equity - Schedule of Estimated Fair Value Determined Using Option Pricing Model Assumptions (Details)	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jul. 25, 2018 $ / shares
Measurement Input, Expected Term
Class Of Stock [Line Items]
Warrants expected term	1 year 9 months 18 days	2 years 1 month 6 days	2 years 6 months
Measurement Input, Share Price
Class Of Stock [Line Items]
Warrants measurement input	13.00	14.50	36.00
Measurement Input, Risk Free Interest Rate
Class Of Stock [Line Items]
Warrants measurement input	0.0238	0.0248	0.0270
Measurement Input, Price Volatility
Class Of Stock [Line Items]
Warrants measurement input	1.28	1.25	1.12
Measurement Input Resulting Fair Value Per Warrant
Class Of Stock [Line Items]
Warrants measurement input	5.00	6.50	22.50